Balance Sheet and Reserve Movement of the Company (Tables)	12 Months Ended
Dec. 31, 2019
Balance sheet and reserve movement of the Company [abstract]
Balance sheet of the Company

	As at 31 December
	2018	2019
	RMB’000	RMB’000
Assets
Non-current assets
Lease prepayments and other non-current assets	813,119	455,391
Property, plant and equipment	11,435,270	11,101,389
Right-of-use assets	—	319,434
Investment properties	408,366	397,573
Construction in progress	1,559,401	1,814,985
Investments in subsidiaries	1,718,007	1,848,328
Investments in associates	3,869,433	4,476,683
Deferred income tax assets	109,137	138,648
Time deposits with banks	-	3,511,234

	19,912,733	24,063,665

Current assets
Inventories	7,500,683	6,368,389
Financial assets at fair value through other comprehensive income	714,599	669,889
Financial assets at fair value through profit or loss	2,526,053	3,318,407
Trade receivables	170,205	2,114
Other receivables	92,999	12,627
Prepayments	1,862	3,099
Amounts due from related parties	1,953,459	1,354,793
Cash and cash equivalents	7,619,013	5,754,440
Time deposits with banks	1,500,000	1,508,839

	22,078,873	18,992,597

Total assets	41,991,606	43,056,262

Equity and liabilities
Equity attributable to owners of the Company
Share capital	10,823,814	10,823,814
Reserves (a)	19,318,245	18,620,152

Total equity	30,142,059	29,443,966

	As at 31 December
	2018	2019
	RMB’000	RMB’000
Liabilities
Non-current liabilities
Deferred income	10,442	10,005
Lease liabilities	—	8,860

	10,442	18,865

Current liabilities
Borrowings	431,649	1,500,000
Lease liabilities	—	10,059
Financial liabilities at fair value through profit or loss	9,799	-
Contract liabilities	403,967	597,688
Bills payables	-	655,000
Trade payables and other payables	6,388,081	5,508,265
Amounts due to related parties	4,310,659	5,104,639
Income tax payable	294,950	217,780

	11,839,105	13,593,431

Total liabilities	11,849,547	13,612,296

Total equity and liabilities	41,991,606	43,056,262

Reserve movement of the Company

	Legal Surplus RMB’000	Capital surplus RMB’000	Surplus reserve RMB’000	Other reserve RMB’000	Share premium RMB’000	Safety production fund RMB’000	Retained earnings RMB’000	Total RMB’000
Balance at 1 January 2018	4,072,476	4,180	101,355	47,469	62,319	-	13,115,540	17,403,339

Net profit attributable to shareholders of the Company	-	-	-	-	-	-	5,154,603	5,154,603
Dividends proposed and approved	-	-	-	-	-	-	(3,247,144)	(3,247,144)
Appropriation of safety production fund	-	-	-	-	-	57,135	(57,135)	-
Forfeit of share option scheme (Note 29)	-	-	-	(13,004)	-	-	-	(13,004)
Exercise of share option	-	-	-	(17,062)	44,527	-	-	27,465
Share of other comprehensive loss of investments accounted for using the equity method	-	-	-	(7,014)	-	-	-	(7,014)

Balance at 31 December 2018	4,072,476	4,180	101,355	10,389	106,846	57,135	14,965,864	19,318,245

Net profit attributable to shareholders of the Company	-	-	-	-	-	-	2,000,410	2,000,410
Dividends proposed and approved	-	-	-	-	-	-	(2,705,952)	(2,705,952)
Share of other comprehensive income of investments accounted for using the equity method	-	-	-	7,449	-	-	-	7,449

Balance at 31 December 2019	4,072,476	4,180	101,355	17,838	106,846	57,135	14,260,322	18,620,152